Income (Loss) Per Share - Schedule of computation of Basic and diluted Earnings Per Share (Parenthetical) (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Warrant
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted EPS	17,732,764	12,376,020	22,518,894	19,633,911
Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted EPS	246,667	470,668	470,668	820,668
RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted EPS	5,179,222	4,772,923	5,056,270	3,293,337